Overview and Summary of Significant Accounting Policies - Schedule of Prepayments and other current assets and Other non-current assets (Detail) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Implementation costs	$ 40.7	$ 43.2	$ 52.9
Prepaid Implementation Costs for Software as a Service [Member]
Significant Accounting Policies [Line Items]
Implementation costs		$ 4.0	$ 14.8